Income Taxes - Total Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Provision for current income taxes
Adjustments for prior years	$ (40)	$ (125)	$ (39)
Current income tax expense	1,366	1,365	1,392
Current income tax expense and adjustment for prior years	1,326	1,240	1,353
Provision for deferred income taxes
Adjustments for prior years	37	107	32
Effect of changes in tax rates and laws	4	34	87
Origination and reversal of temporary differences	(269)	(33)	(50)
Deferred tax expense income	(228)	108	69
Income tax expense	1,098	1,348	1,422
OCI	130	22	42
Total comprehensive income	$ 1,228	$ 1,370	$ 1,464